Client Name:
Client Project Name:	BRAVO 2025-NQM7
Start - End Dates:	11/14/2024 - 5/22/2025
Deal Loan Count:	349

Conditions Report 2.0

Loans in Report:	349
Loans with Conditions:	165

0 - Total Active Conditions

218 - Total Satisfied Conditions

127 - Credit Review Scope
7 - Category: Application
10 - Category: Assets
17 - Category: Credit/Mtg History
14 - Category: DTI
17 - Category: Income/Employment
13 - Category: Insurance
23 - Category: Legal Documents
1 - Category: LTV/CLTV
23 - Category: Terms/Guidelines
2 - Category: Title
27 - Property Valuations Review Scope
13 - Category: Appraisal
14 - Category: FEMA
64 - Compliance Review Scope
4 - Category: Compliance Manual
2 - Category: Documentation
6 - Category: Finance Charge Tolerance
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: Texas Home Equity
48 - Category: TILA/RESPA Integrated Disclosure
100 - Total Waived Conditions

84 - Credit Review Scope
7 - Category: Assets
26 - Category: Credit/Mtg History
4 - Category: DTI
4 - Category: Income/Employment
6 - Category: Insurance
22 - Category: LTV/CLTV
15 - Category: Terms/Guidelines
10 - Property Valuations Review Scope
3 - Category: Appraisal
2 - Category: FEMA
1 - Category: Potential Misrepresentation
4 - Category: Property
6 - Compliance Review Scope
1 - Category: County High Cost
2 - Category: Documentation
2 - Category: Right of Rescission
1 - Category: State Consumer Protection

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